Other Long-Term Assets (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of fair value measurement of assets [line items]
Amortization	$ 65	$ 85